Accrued Expenses	12 Months Ended
Dec. 31, 2014
Accrued expenses [Abstract]
ACCRUED EXPENSES

NOTE 4 - ACCRUED EXPENSES

Accrued expenses consist of the following:
	December 31,
	2014	2013
Salaries and payroll taxes	$35,239	$18,750
Reimbursable expenses	5,426	196
Consulting fees	10,000	18,574
Audit fees	50,000	-
Insurance	136,349	-
Rent	628	-
State income taxes	843	-
Royalty fees	-	35,000
Investment banking fees	-	45,000
Interest expense - convertible note	-	17,497
Other	16,060	-
Totals	$254,545	$135,017